Document and Entity Information	Nov. 08, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	1-36691
Entity Registrant Name	Booking Holdings Inc.
Entity Central Index Key	0001075531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1528493
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	299-8000
Title of 12(b) Security	Common Stock par value $0.008 per share
Trading Symbol	BKNG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
0.100% Senior Notes Due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.100% Senior Notes Due 2025
Trading Symbol	BKNG 25
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2026
Trading Symbol	BKNG 26
Security Exchange Name	NASDAQ
1.800% Senior Notes Due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.800% Senior Notes Due 2027
Trading Symbol	BKNG 27
Security Exchange Name	NASDAQ
0.500% Senior Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	BKNG 28
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2028
Trading Symbol	BKNG 28A
Security Exchange Name	NASDAQ
4.250% Senior Notes Due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.250% Senior Notes Due 2029
Trading Symbol	BKNG 29
Security Exchange Name	NASDAQ
3.500% Senior Notes Due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.500% Senior Notes Due 2029
Trading Symbol	BKNG 29A
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.500% Senior Notes Due 2031
Trading Symbol	BKNG 31
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2032
Trading Symbol	BKNG 32
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Senior Notes Due 2033
Trading Symbol	BKNG 33
Security Exchange Name	NASDAQ
4.750% Senior Notes Due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.750% Senior Notes Due 2034
Trading Symbol	BKNG 34
Security Exchange Name	NASDAQ
3.750% Senior Notes Due 2036 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Senior Notes Due 2036
Trading Symbol	BKNG 36
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2044 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2044
Trading Symbol	BKNG 44
Security Exchange Name	NASDAQ